Summary of significant accounting policies - Share-Based Payment (Details)		12 Months Ended
	Apr. 30, 2019	Dec. 31, 2021
Disclosure Of Detailed Information About Share-Based Payment [Line Items]
Award vesting period	4 years
Stock option plans
Disclosure Of Detailed Information About Share-Based Payment [Line Items]
Option vesting period		4 years
Restricted share plans
Disclosure Of Detailed Information About Share-Based Payment [Line Items]
Award vesting period		3 years